Cover Page	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	RITHM PROPERTY TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36844
Entity Tax Identification Number	46-5211870
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	868-5483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001614806
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RPT
Security Exchange Name	NYSE
9.875% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	9.875% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RPT.PRC
Security Exchange Name	NYSE